9. Stockholders Deficit (Details Narrative) - Quarterly (USD $)	12 Months Ended	15 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	72 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2018	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014 Quarterly Member	Mar. 31, 2014 Quarterly Member	Feb. 28, 2014 Quarterly Member	Dec. 31, 2013 Quarterly Member	Dec. 31, 2018 Quarterly Member	Sep. 03, 2013 Quarterly Member	Mar. 31, 2013 Quarterly Member	Dec. 31, 2012 Quarterly Member	Dec. 31, 2013 Third-Party Payor [Member] Quarterly Member	Dec. 31, 2013 Related Party [Member] Quarterly Member	Mar. 31, 2014 Deferred Bonus [Member] Quarterly Member	Dec. 31, 2013 Convertible Warrants 1 Quarterly Member	Dec. 31, 2013 Convertible Warrants 2 Quarterly Member
Shares Issued, Compensation															1,250,000
Exercise Price															$ 0.25	$ 0.375	$ 0.001
Stock Options Issued, Fair Value			$ 300,000							$ 66,785
Stock Options Issued, Shares						200,000		300,000		300,000
Stock Options Issued, Cancelled							100,000
Warrants Issued, Shares								6,738,884					6,614,801	124,083		3,672,134	3,066,750
Warrants Expired, Shares	4,338,884	2,400,000						2,400,000	4,338,884
Warrants Issued, Exercise Price															$ 0.25	$ 0.375	$ 0.001
Warrants Exercised, Shares		(1,400,000)			1,000,000			(1,400,000)
Warrants Exercised, Value					$ 1,000